Cover	Aug. 12, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 12, 2025
Entity Registrant Name	GLADSTONE INVESTMENT CORPORATION\DE
Entity Incorporation, State or Country Code	DE
Entity File Number	814-00704
Entity Tax Identification Number	83-0423116
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	287-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001321741
Amendment Flag	false
Common Stock, $0.001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	GAIN
Security Exchange Name	NASDAQ
5.00% Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	5.00% Notes due 2026
Trading Symbol	GAINN
Security Exchange Name	NASDAQ
4.875% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	4.875% Notes due 2028
Trading Symbol	GAINZ
Security Exchange Name	NASDAQ
8.00% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	8.00% Notes due 2028
Trading Symbol	GAINL
Security Exchange Name	NASDAQ
7.875% Notes Due 2030
Document Information [Line Items]
Title of 12(b) Security	7.875% Notes due 2030
Trading Symbol	GAINI
Security Exchange Name	NASDAQ